New Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
New Accounting Pronouncements

(21) New Accounting Pronouncements

Revenue

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09 (Codified as ASC 606), Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU replaced most existing revenue recognition guidance in U.S. GAAP when it became effective. In August 2015, the FASB issued ASU No. 2015-14 deferring the effective date from January 1, 2017 to January 1, 2018, while allowing for early adoption as of January 1, 2017. The standard permits the use of either the retrospective or cumulative effect transition method. The Company adopted the provisions of ASC 606 on January 1, 2018 using the cumulative effect transition method. The Company did not have an adjustment to its opening balance of retained earnings for the adoption of this update.

Leases

In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement.

The new standard is effective for us on January 1, 2019, with early adoption permitted. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The entity must also recast its comparative period financial statements and provide the disclosures required by the new standard for the comparative periods. We expect to adopt the new standard on January 1, 2019 and use the effective date as our date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.

The new standard provides a number of optional practical expedients in transition. We expect to elect the ‘package of practical expedients’, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. We also expect to elect the use of hindsight and the practical expedient pertaining to land easements. We expect to elect all of the new standard’s available transition practical expedients.

We expect that this standard will have a material effect on our financial statements. While we continue to assess all of the effects of adoption, we currently believe the most significant effects relate to (1) the recognition of new ROU assets and lease liabilities on our balance sheet for our billboard, logo, building and vehicle operating leases; (2) reclassification within our balance sheet of current asset prepaid operating lease balances to be a reduction of our lease liabilities and; (3) providing significant new disclosures about our leasing activities.

On adoption, we currently expect to recognize additional operating liabilities exceeding $1.1 billion, with corresponding ROU assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for our existing operating leases.

The new standard also provides practical expedients for a company’s ongoing accounting. We currently expect to elect the short-term lease recognition exemption for our vehicle leases. This means, for those leases that qualify, we will not recognize ROU assets or lease liabilities. This includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition.

Other recently released pronouncements

In March 2016, the FASB issued ASU 2016-09, Compensation – Stock Compensation: Improvements to Employee Share-Based Payment Accounting.  The update is designed to simplify accounting for share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows.  The update is effective for annual periods beginning January 1, 2017 with early adoption permitted.  The adoption of this update did not have a material impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments.  The update clarifies how certain cash receipts and cash payments are presented in the statement of cash flows.  The update is effective for annual periods beginning January 1, 2018 with early adoption permitted.  The Company adopted the update for the period ended December 31, 2016.  The update did not have a material impact on the Company’s consolidated statement of cash flows.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations: Clarifying the definition of a business.  The update clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions of assets or businesses.  The update is effective for annual periods beginning after December 15, 2017, including interim periods within those periods.  Early adoption is allowed for transactions in which the acquisition date occurs before the issuance date or effective date of the amendment, but only when the transaction has not been reported in financial statements that have been issued or made available for issuance. The Company adopted the update for transactions that occurred on or after October 1, 2016. The adoption of this update did not have a material impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles – Goodwill and other (Topic 350): Simplifying the test for goodwill impairment. The update simplifies how a company completes its goodwill impairment test by eliminating the two-step process, which requires determining the fair value of assets acquired or liabilities assumed in a business combination. The update requires completing the goodwill impairment test by comparing the difference between the reporting unit’s carrying value and fair value.  Goodwill charges, if any, would be determined by reducing the goodwill balance by the excess of the reporting unit’s carrying value over its fair value.  The update is effective for annual and interim fiscal periods beginning after December 15, 2019, with early adoption permitted for interim or annual goodwill impairment tests performed on or after January 1, 2017.  The Company adopted this update beginning with its December 31, 2017 goodwill impairment test.

In November 2018, the FASB issued ASU No. 2018-18, Collaborative Arrangements (Topic 808). The update is to clarify when certain transactions between collaborative arrangement participants should be accounted for as revenue under Topic 606 and when the collaborative arrangement participant is a customer in the context of a unit of account. The update also adds unit-of-account guidance in Topic 808 and requires that a collaborative arrangement participant that is not directly related to sales to a third party, presenting the transaction together with revenue recognized under Topic 606 is precluded if the collaborative arrangement participant is not a customer. The update is effective for annual and interim fiscal periods beginning after December 15, 2019 with early adoption permitted.  The Company does not believe this update will have a material effect on the Company’s consolidated financial statements.